Fair Value Measurement - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2007
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments in privately held companies, fair value	$ 4,300,000
Long-term borrowing, fair value	1,700,000	2,000,000
Convertible notes, carrying value	35,900,000	35,900,000	40,000,000
Convertible notes, fair value	35,900,000	46,800,000
Foreign Exchange Forward | Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	55,000,000	100,970,000
Foreign Exchange Forward | Deliverable | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	3 months	3 months
Foreign Exchange Forward | Deliverable | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	4 months	4 months
Foreign Exchange Forward | Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	170,500,000	66,000,000
Foreign Exchange Option | Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	73,000,000	30,000,000
Foreign Exchange Forward And Option Contracts | Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	$ 243,539,000	$ 96,000,000
Foreign Exchange Forward And Option Contracts | Non Deliverable | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	1 month	1 month
Foreign Exchange Forward And Option Contracts | Non Deliverable | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	12 months	12 months